Other Income And Expenses (Schedule Of Other Income And Expenses Of Continuing Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Other income (expense), net	$ 6,054	$ 6,254	$ 5,249
Mortgage Loans [Member]
Other income (expense), net	0	2,644	4,914
Interest Income [Member]
Other income (expense), net	6,861	3,642	3,962
Investment Securities [Member]
Other income (expense), net	0	188	8,548
Foreign Currency Gain (Loss) [Member]
Other income (expense), net	165	1	7,807
Gain (Loss) on Investments [Member]
Other income (expense), net	0	0	2,500
Other Nonoperating Expense [Member]
Other income (expense), net	$ 642	$ 219	$ 1,868